SCHEDULE OF BANK BORROWINGS (Details) (Parenthetical) ¥ in Thousands											6 Months Ended
	Dec. 22, 2025 CNY (¥)	Dec. 15, 2025 CNY (¥)	Nov. 20, 2025 USD ($)	Nov. 11, 2025 USD ($)	Jun. 11, 2025 USD ($)	Jun. 10, 2025 USD ($)	May 06, 2025 USD ($)	Mar. 03, 2025 USD ($)	Mar. 03, 2025 CNY (¥)	May 30, 2024 USD ($)	Dec. 31, 2025	Dec. 22, 2025 USD ($)	Dec. 22, 2025 CNY (¥)	Dec. 15, 2025 USD ($)	Dec. 15, 2025 CNY (¥)	Nov. 20, 2025 CNY (¥)	Nov. 11, 2025 CNY (¥)	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CNY (¥)	Jun. 11, 2025 CNY (¥)	Jun. 10, 2025 CNY (¥)	May 06, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)	May 30, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Mar. 20, 2024 USD ($)	Mar. 20, 2024 CNY (¥)	Mar. 19, 2024 USD ($)	Mar. 19, 2024 CNY (¥)	Mar. 18, 2024 USD ($)	Mar. 18, 2024 CNY (¥)	Dec. 30, 2021 USD ($)	Dec. 30, 2021 CNY (¥)
Suzhou Deji [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																															$ 206,294	¥ 1,450	$ 298,771	¥ 2,100
Debt instrument maturity date, description				November 11, 2026							March 18, 2027, and the principal is repayable in a single lump sum upon maturity.
Working capital loan				$ 569,087													¥ 4,000
Jiangsu Suzhou Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji One [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																													$ 782,495	¥ 5,500			298,771	2,100
Debt instrument maturity date, description				November 11, 2026							March 19, 2027
Working capital loan				$ 142,272													¥ 1,000
Jiangsu Suzhou Rural Commercial BankTwo [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																													$ 746,927	¥ 5,250			298,771	2,100
Debt instrument maturity date, description											March 19, 2027
Jiangsu Suzhou Rural Commercial BankThree [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji Three [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																											$ 698,461	¥ 5,000					298,771	2,100
Jiangsu Suzhou Rural Commercial Bank Four [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji Four [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																									$ 64,022	¥ 450							298,771	2,100
Debt instrument maturity date, description											March 20, 2027
Jiangsu Suzhou Rural Commercial Bank Five [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji Five [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																									106,704	750							298,771	2,100
Debt instrument maturity date, description											March 20, 2027
Jiangsu Suzhou Rural Commercial Bank Six [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji Six [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																									512,178	3,600							298,771	2,100
Debt instrument maturity date, description											March 20, 2027
Jiangsu Suzhou Rural Commercial Bank Seven [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	3,940,000	27,700
Suzhou Deji Seven [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																									$ 711,359	¥ 5,000							298,771	2,100
Debt instrument maturity date, description											March 20, 2027
Jiangsu Suzhou Rural Commercial Bank Eight [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																																	$ 3,940,000	¥ 27,700
Jiangsu Suzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date, description					June 10, 202			March 2, 2026	March 2, 2026
Working capital loan					$ 569,087			$ 1,400,000												¥ 4,000			¥ 10,000
China Merchants Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date, description						June 10, 2026
Working capital loan						$ 377,169															¥ 2,700
Jiangsu Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date, description					June 10, 2026					May 29, 2025
Working capital loan					$ 142,272					$ 426,815										¥ 1,000				¥ 3,000
Wuxi Li Bang [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												$ 284,544	¥ 2,000	$ 284,544	¥ 2,000			$ 142,272	¥ 1,000
Debt instrument maturity date, description							April 21, 2027	March 2, 2026	March 2, 2026
Working capital loan					$ 1,400,000		$ 2,500,000															¥ 18,000	¥ 10,000
Line of credit facility	¥ 5,000	¥ 5,000						$ 711,359	¥ 5,000
Li Bang Kitchen Appliance [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date, description			September 28, 2026
Working capital loan			$ 380,000													¥ 2,700
Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Debt instrument term								1 year	1 year